Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	GOTTEX TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001586569
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2013
Prospectus Date	rr_ProspectusDate	Dec. 04, 2013